Income Taxes (Details)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Income Taxes (Details)
Federal tax statutory rate	21.00%	21.00%
State tax statutory rate	4.50%	4.50%
Valuation allowance	(25.50%)	(25.50%)
Income taxes, net	0.00%	0.00%